Business Overview and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2024
Business Overview and Basis of Presentation [Abstract]
Schedule of Details of the Subsidiaries

Details of the subsidiaries of the Company are set out below:

Name	Date of incorporation	Background	Effective ownership
Delixy Energy Pte Ltd	September 10, 2007	Principally engaged in the general wholesale trading of Crude oil and oil-based products	100% owned by Delixy International
Delixy International Limited	June 17, 2024	Investment holding	100% owned by the Company